SUBORDINATED LIABILITIES - Schedule of Movement in Subordinated Liabilities (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)		Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 6,593,000,000	£ 8,658,000,000		£ 9,242,000,000
Borrowings, interest rate (in percent)	4.17%	2.30%		2.42%		4.17%	4.17%
Proceeds from issue of subordinated liabilities	£ 837,000,000	£ 3,262,000,000	[1]	£ 303,000,000	[1]
Increase due to issuance of subordinated liabilities		3,262,000,000
Decrease through repurchases and redemptions	(2,182,000,000)	(3,790,000,000)
Foreign exchange movements	515,000,000	(63,000,000)
Other movements (cash and non-cash)	(1,235,000,000)	7,000,000
Interest expense on subordinated liabilities	(367,000,000)	(634,000,000)		(827,000,000)
Repayment of subordinated liabilities	(2,216,000,000)	(3,745,000,000)	[1]	(4,156,000,000)	[1]
Interest paid on subordinated liabilities	(397,000,000)	(525,000,000)	[1]	(852,000,000)	[1]
3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						$ 1,500,000,000
Proceeds from issue of subordinated liabilities	£ 1,074,000,000
3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.916%					3.916%	3.916%
3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount	£ 500,000,000
Proceeds from issue of subordinated liabilities	£ 888,000,000
3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.724%					3.724%	3.724%
2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						$ 1,750,000,000
Proceeds from issue of subordinated liabilities	£ 1,300,000,000
2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.754%					2.754%	2.754%
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.754%					7.754%	7.754%
Derivative notional/contract amount	£ 150,000,000
Repurchases and redemptions during the year	(156,000,000)
Series 2 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						$ 500,000,000
Repurchases and redemptions during the year	(94,000,000)
Series 3 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						600,000,000
Repurchases and redemptions during the year	(120,000,000)
Floating Rate Primary Capital Notes (US$250 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(24,000,000)
Floating Rate Primary Capital Notes (US$250 million) | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						250,000,000
Series 1 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						$ 750,000,000
Repurchases and redemptions during the year	£ (97,000,000)
9.375% Subordinated Bonds 2021 (£500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	9.375%					9.375%	9.375%
Derivative notional/contract amount	£ 500,000,000
Repurchases and redemptions during the year	(200,000,000)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | €							€ 160
Repurchases and redemptions during the year	£ (145,000,000)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.374%					5.374%	5.374%
4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						$ 1,500,000,000
Repurchases and redemptions during the year	£ (1,122,000,000)
4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.553%					4.553%	4.553%
6% Subordinated Notes 2033 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.00%					6.00%	6.00%
Derivative notional/contract amount | $						$ 750,000,000
Repurchases and redemptions during the year	£ (216,000,000)
4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						$ 824,000,000
Repurchases and redemptions during the year	£ (612,000,000)
4.293% Subordinated Fixed Rate Notes 2021 (US$824 million) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.293%					4.293%	4.293%
4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						$ 1,353,000,000
Repurchases and redemptions during the year	£ (1,004,000,000)
4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.503%					4.503%	4.503%
8.133% Dated Subordinated Fixed Rate Reset notes 2033 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Derivative notional/contract amount | $						$ 1,000,000,000
Proceeds from issue of subordinated liabilities	£ 837,000,000
8.133% Dated Subordinated Fixed Rate Reset notes 2033 (US$1,000 million) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	8.133%					8.133%	8.133%
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	12.00%					12.00%	12.00%
Derivative notional/contract amount	£ 2,000,000,000
Repurchases and redemptions during the year	£ (1,399,000,000)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	13.00%					13.00%	13.00%
Derivative notional/contract amount	£ 700,000,000
Repurchases and redemptions during the year	£ (221,000,000)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.281%					7.281%	7.281%
Derivative notional/contract amount	£ 150,000,000
Repurchases and redemptions during the year	£ (22,000,000)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.881%					7.881%	7.881%
Derivative notional/contract amount	£ 245,000,000
Repurchases and redemptions during the year	£ (12,000,000)
12% Perpetual Subordinated Bonds (£100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	12.00%					12.00%	12.00%
Derivative notional/contract amount	£ 100,000,000
Repurchases and redemptions during the year	£ (22,000,000)
5.75% Undated Subordinated Step-up Notes (£600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.75%					5.75%	5.75%
Derivative notional/contract amount	£ 600,000,000
Repurchases and redemptions during the year	£ (4,000,000)
7.625% Dated Subordinated Notes 2025 (£750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.625%					7.625%	7.625%
Derivative notional/contract amount	£ 750,000,000
Repurchases and redemptions during the year	(502,000,000)
Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	0	1,661,000,000		1,772,000,000
Increase due to issuance of subordinated liabilities		0
Decrease through repurchases and redemptions	(1,654,000,000)	(156,000,000)
Foreign exchange movements	(6,000,000)	17,000,000
Other movements (cash and non-cash)	(1,000,000)	28,000,000
Preferred securities £m | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(156,000,000)
Preferred securities £m | Series 2 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | Series 3 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | Floating Rate Primary Capital Notes (US$250 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | Series 1 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 9.375% Subordinated Bonds 2021 (£500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 6% Subordinated Notes 2033 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 8.133% Dated Subordinated Fixed Rate Reset notes 2033 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(1,399,000,000)
Preferred securities £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(221,000,000)
Preferred securities £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(22,000,000)
Preferred securities £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(12,000,000)
Preferred securities £m | 12% Perpetual Subordinated Bonds (£100 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	146,000,000	170,000,000		505,000,000
Increase due to issuance of subordinated liabilities		0
Decrease through repurchases and redemptions	(26,000,000)	(335,000,000)
Foreign exchange movements	0	0
Other movements (cash and non-cash)	2,000,000	0
Undated £m | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | Series 2 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(94,000,000)
Undated £m | Series 3 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(120,000,000)
Undated £m | Floating Rate Primary Capital Notes (US$250 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(24,000,000)
Undated £m | Series 1 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(97,000,000)
Undated £m | 9.375% Subordinated Bonds 2021 (£500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 6% Subordinated Notes 2033 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 8.133% Dated Subordinated Fixed Rate Reset notes 2033 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 12% Perpetual Subordinated Bonds (£100 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(22,000,000)
Undated £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(4,000,000)
Undated £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	6,447,000,000	6,827,000,000		£ 6,965,000,000
Increase due to issuance of subordinated liabilities		3,262,000,000
Decrease through repurchases and redemptions	(502,000,000)	(3,299,000,000)
Foreign exchange movements	521,000,000	(80,000,000)
Other movements (cash and non-cash)	(1,236,000,000)	£ (21,000,000)
Dated £m | 3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	1,074,000,000
Dated £m | 3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	888,000,000
Dated £m | 2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	1,300,000,000
Dated £m | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | Series 2 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | Series 3 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | Floating Rate Primary Capital Notes (US$250 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | Series 1 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | 9.375% Subordinated Bonds 2021 (£500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(200,000,000)
Dated £m | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(145,000,000)
Dated £m | 4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(1,122,000,000)
Dated £m | 6% Subordinated Notes 2033 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(216,000,000)
Dated £m | 4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(612,000,000)
Dated £m | 4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(1,004,000,000)
Dated £m | 8.133% Dated Subordinated Fixed Rate Reset notes 2033 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	837,000,000
Dated £m | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | 12% Perpetual Subordinated Bonds (£100 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | 5.75% Undated Subordinated Step-up Notes (£600 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Dated £m | 7.625% Dated Subordinated Notes 2025 (£750 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	£ (502,000,000)

[1]	Restated, see page F-14.